Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment
11.	Property, plant and equipment:

The Company’s property, plant and equipment includes equipment and vehicles, computer equipment, leasehold improvements, leased assets and land.

	December 31, 2021			December 31, 2020
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	depreciation	Amount	Amount	depreciation	Amount
Equipment and vehicles	3,076	(2,161)	915	2,754	(2,232)	522
Computer equipment	400	(120)	280	584	(328)	256
Leasehold improvements	582	(406)	176	530	(356)	174
Land	720	—	720	718	—	718
Right of use assets	4,435	(4,003)	432	4,274	(3,559)	715
Total property, plant and equipment	9,213	(6,690)	2,523	8,860	(6,475)	2,385

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $1,081,000, $1,055,000 and $854,000 respectively.